Fair Value Measurements (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Marketable securities	$ 27,042,000	$ 31,580,000
Liabilities
Warrant liability	862,000	450,000
Domestic corporate debt securities
Assets
Marketable securities		10,254,000
Domestic corporate commercial paper
Assets
Marketable securities		18,998,000
U.S Government Securities
Assets
Marketable securities	3,285,000	2,328,000
Recurring basis | Level 2
Assets
Marketable securities	27,042,000
Recurring basis | Level 2 | Domestic corporate debt securities
Assets
Marketable securities	2,512,000	10,254,000	5,020,000
Recurring basis | Level 2 | Domestic corporate commercial paper
Assets
Marketable securities	21,245,000	18,998,000	2,949,000
Recurring basis | Level 2 | U.S Government Securities
Assets
Marketable securities	3,285,000	2,328,000
Recurring basis | Level 3
Assets
Marketable securities	3,706,000
Stock dividend asset	3,706,000	3,379,000
Liabilities
Warrant liability	862,000	450,000
Other liability	17,456,000	10,470,000
Liabilities fair value	18,318,000	10,920,000
Recurring basis | Estimated Fair Value
Assets
Marketable securities	30,748,000
Stock dividend asset	3,706,000	3,379,000
Liabilities
Warrant liability	862,000	450,000
Other liability	17,456,000	10,470,000
Liabilities fair value	18,318,000	10,920,000
Recurring basis | Estimated Fair Value | Domestic corporate debt securities
Assets
Marketable securities	2,512,000	10,254,000	5,020,000
Recurring basis | Estimated Fair Value | Domestic corporate commercial paper
Assets
Marketable securities	21,245,000	18,998,000	2,949,000
Recurring basis | Estimated Fair Value | U.S Government Securities
Assets
Marketable securities	$ 3,285,000	$ 2,328,000